UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus™ LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2019

Item #1. Reports to Stockholders.

INDEX	OTG Latin America Fund

SEMI-ANNUAL
REPORT

For the period May 8, 2019* to September 30, 2019 (unaudited)

*Inception date

OTG Latin America Fund

OTG Latin America Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Fund complex/your financial intermediary.

OTG Latin America Fund

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Strategic Asset Management, Ltd (“SAM”) waived or reimbursed part of the Fund’s total expenses. Had SAM not waived or reimbursed expenses of the Fund, the Fund’s performance would have been lower.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2019 and are subject to change at any time.

SEMI-ANNUAL REPORT

Holdings by Industry/Asset Class	% of Net Assets
Corporate Bonds	12.84%
Common Stocks:
Financial	23.01%
Materials	19.67%
Consumer Staples	8.48%
Industrial	4.92%
Energy	3.55%
Consumer Discetionary	2.04%
Real Estate	1.87%
Utilities	1.51%
Exchange Traded Funds	4.32%
Money Market Funds	20.49%
Total Investments	102.70%
Securities Sold Short	(1.44%	)
Put Options Written	(0.01%	)
	(1.45%	)

OTG Latin America Fund

Portfolio Compositionas of September 30, 2019 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

OTG Latin America Fund

Schedule of InvestmentsSeptember 30, 2019 (unaudited)

	Shares	Fair Value
CORPORATE BONDS – 12.84%

ARGENTINA – 3.90%
Argentina, 5.625% 1/26/2022	250,000	$108,753
Banco Hipotecario SA 9.750% 11/30/2020	300,000	216,000
Buenos Aires 10.875% 1/26/2021	200,000	99,000
		423,753

BOLIVA – 4.38%
Boliva, Estado PLU 4.500% 3/20/2028	500,000	477,000

Chile – 2.75%
Codelco Inc, 3.000% 9/30/2029	300,000	299,244

MEXICO – 1.81%
Unifin Financiera 7.375% 2/12/2026	200,000	196,502

TOTAL CORPORATE BONDS – 12.84%		1,396,499
(Cost: $1,673,025)

COMMON STOCKS – 65.05%

ARGENTINA – 3.91%
Grupo Supervielle S.A. ADR	52,000	166,920
IRSA Inversiones y Representaciones S.A. ADR	38,575	202,904
YPF Sociedad Anomima	6,000	55,500
		425,324
BRAZIL – 20.62%
Ambev SA	25,000	115,500
Banco Bradesco S.A. ADR	35,900	292,226
Companhia Brasileira de Distribuicao ADR	7,000	134,610
Embraer S.A. ADR	9,538	164,531
Gerdau S A	85,000	267,750
Gol Linhas Aereas In	17,500	270,725
Itau Unibanco Holdings S.A. ADR	32,100	269,961

See Notes to Financial Statements

SEMI-ANNUAL REPORT

OTG Latin America Fund

Schedule of Investments - continuedSeptember 30, 2019 (unaudited)

	Shares	Fair Value
Petroleo Brasileiro	17,000	$245,990
Suzano S.A. ADR	25,200	203,364
Vale S.A. ADR*	24,200	278,300
		2,242,957
CHILE – 5.34%
Emboelladora Andina	42,613	142,599
Enel Americas SA	897,000	164,232
LATAM Airlines Group S.A. ADR	466	5,173
Ripley Corp SA	202,211	144,347
Sociedad Quimica y Minera de Chile S.A. ADR	4,500	125,055
		581,406
COLUMBIA – 5.26%
Banco Davivienda SA	8,000	97,701
Cementos Argos S.A.	111,000	237,310
Ecopetrol SA	5,000	85,150
Grupo Aval Acciones y Valores S.A.	406,000	151,667
		571,828
MEXICO – 17.17%
Alfa S.A.B. de C.V.	108,216	95,033
Alpek S.A.B. de C.V.	240,622	280,079
Cemex S.A.B. de C.V. ADR	107,900	422,968
Coca Cola Femsa SA	2,500	151,550
DD3 Acquisition Corp.*	24,752	251,233
El Puerto de Liverpool S.A.B. de C.V.	14,138	77,467
Fomento Economico Mexicano S.A.B. de C.V. ADR	13,352	122,498
GPO Mexico SA	65,000	151,976
Orbia Advance Corp	88,400	172,509
Regional SAB De CV	31,176	142,957
		1,868,270

See Notes to Financial Statements

SEMI-ANNUAL REPORT

OTG Latin America Fund

Schedule of Investments - continuedSeptember 30, 2019 (unaudited)

	Shares	Fair Value
PERU – 7.70%
Alicorp S.A.A.	56,125	$154,871
Credicorp Ltd.	1,290	268,888
Intercorp*	7,600	313,348
Inretail Peru Corp.	2,766	100,682
		837,789
SPAIN – 2.76%
Banco Santander S.A. ADR	74,553	299,703

UNITED STATES – 2.29%
The Goldman Sachs Group, Inc.	1,200	248,676

TOTAL COMMON STOCKS – 65.05%		7,075,953
(Cost: $7,562,982)

EXCHANGE TRADED FUNDS – 4.32%
iShares MSCI Brazil ETF	4,500	189,585
iShares MSCI Chile ETF	7,500	280,800
		470,385

TOTAL EXCHANGE TRADED FUNDS – 4.32%		470,385
(Cost: $506,304)

MONEY MARKET FUNDS – 20.49%
Morgan Stanley Institutional Liquidity Fund
- Institutional Class 2.25%**	2,228,901	2,228,901
(Cost: $2,228,901)

TOTAL INVESTMENTS – 102.70%
(Cost: $11,971,212)		11,171,738
Other assets, net of liabilities - (2.70)%		(293,395)
NET ASSETS – 100.00%		$10,878,343

*Non-income producing

**Effective 7 day yield as of September 30, 2019

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

OTG Latin America Fund

Schedule of Investments - continuedSeptember 30, 2019 (unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT – (1.44)%

COMMON STOCKS – (1.44)%
Cemex SAB-Spons ADR	40,000	$(156,800)

TOTAL SECURITIES SOLD SHORT – (1.44)%		$(156,800)
(Premiums received: $154,001)

OPTIONS WRITTEN – (0.01)%

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PUT OPTIONS - (0.01)%
Copa Holdings SA	30	$(296,250)	85.00	10/18/19	$(300)

TOTAL OPTIONS WRITTEN - (0.01)%					$(300)
(Premiums received: $3,450)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

OTG Latin America Fund

Statement of Assets and Liabilities September 30, 2019 (unaudited)

ASSETS
Investments at fair value (identified cost of $11,971,212) (Note 1)	$11,171,738
Cash	5,765
Cash deposits with brokers	347,372
Receivable for securities sold	218,322
Dividends and interest receivable	28,556
Receivable from investment adviser	9,173
Prepaid expenses	36,019
TOTAL ASSETS	11,816,945

LIABILITIES
Payable for investments purchased	769,135
Securities sold short at fair value (identified proceeds $154,001)	156,800
Written put options sold short at fair value (identified proceeds of $3,450)	300
Accrued advisory fees	9,757
Accrued 12b-1 fees	1,717
Other accrued expenses	893
TOTAL LIABILITIES	938,602
NET ASSETS	$10,878,343

Net Assets Consist of:
Paid-in-capital applicable to 1,154,925 no par value shares of beneficial interest outstanding, unlimited shares authorized	$11,549,022
Distributable earnings (deficit)	(670,679)
Net Assets	$10,878,343

NET ASSET VALUE PER SHARE
Class A Shares
Net Assets	$10,878,343
Shares Outstanding	1,154,925
Net Asset Value and Redemption Price Per Share	$9.42
Maximum Offering Price Per Share*	9.92
Redemption Price Per Share**	9.23

*Includes maximum offering price per share with sales charge of 5.00%

**Redemption Price Per Share of 2% on the proceeds redeemed within 60 days of purchase.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

OTG Latin America Fund

Statement of OperationsPeriod May 8, 2019 to
September 30, 2019 (unaudited)

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $3,728)	$62,185
Interest	72,615
Miscellaneous income (loss)	3,652
Total investment income	138,452

EXPENSES
Investment management fees (Note 2)	49,600
12b-1 fees (Note 2)	11,272
Recordkeeping and administrative services (Note 2)	11,955
Accounting fees	15,557
Custody fees	2,783
Transfer agent fees (Note 2)	5,633
Professional fees	21,463
Filing and registration fees	199
Trustee fees	2,115
Compliance fees	2,503
Shareholder servicing and reports	6,000
Insurance	838
Other	4,118
Total expenses	134,036
Management fee waivers (Note 2)	(46,117)
Net Expenses	87,919
Net investment income (loss)	50,533

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	67,204
Net realized gain (loss) on foreign currency transactions	10,714
Total net realized gain (loss)	77,918
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(522,948)
Net increase (decrease) in unrealized appreciation (depreciation) of bonds	(276,526)
Net increase (decrease) in unrealized appreciation (depreciation) of short positions	(2,799)
Net increase (decrease) in unrealized appreciation (depreciation) on options written	3,150
Net increase (decrease) in unrealized appreciation (depreciation) of foreign currency	(7)
Total net increase (decrease) in unrealized appreciation (depreciation)	(799,130)
Net realized and unrealized gain (loss) on investments	(721,212)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(670,679)

OTG Latin America Fund

Statements of Changes in Net Assets

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Period May 8, 2019* to September 30, 2019 (unaudited)
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$50,533
Net realized gain (loss) on investments and foreign currency transactions	77,918
Net increase (decrease) in unrealized appreciation (depreciation) of investments options written, short positions and foreign currencies	(799,130)
Increase (decrease) in net assets from operations	(670,679)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	11,549,022
Increase (decrease) in net assets from capital stock transactions	11,549,022

NET ASSETS
Increase (decrease) during period	10,878,343
Beginning of period	—
End of period	$10,878,343

*Commencement of operations.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

OTG Latin America Fund

Financial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	Period May 8, 2019* to September 30, 2019 (unaudited)
Net asset value, beginning of period	$10.00
Investment activities
Net investment income (loss)(1)	0.04
Net realized and unrealized gain (loss) on investments	(0.62)
Total from investment activities	(0.58)
Net asset value, end of period	$9.42
Total Return	(5.80%	)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.97	%**
Expenses, net of waiver	1.95	%**
Net investment income (loss)	1.12	%**
Portfolio turnover rate	125.26	%***
Net assets, end of period (000’s)	$10,878

(1)Per share amounts calculated using the average share method.

*Commencement of operations.

**Annualized

***Not annualized

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements September 30, 2019 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The OTG Latin America Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a diversified open-end management company. The Fund commenced operations on May 8, 2019. The Fund offers Class A and Class C shares. As of September 30, 2019, the Fund had no Class C shares outstanding.

The investment objective of the Fund is to seek long-term capital appreciation through investments in the equity securities of companies located in Latin America.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2019 (unaudited)

valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sales price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s focus on foreign securities.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

In accordance with GAAP, “fair value” is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Fund’s investments. GAAP

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2019 (unaudited)

established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$1,396,499	$—	$—	$1,396,499
Common Stocks	7,075,953	—	—	7,075,953
Exchange Traded Funds	470,385	—	—	470,385
Short Term Investments	2,228,901	—	—	2,228,901
	$11,171,738	$—	$—	$11,171,738

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2019 (unaudited)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Liabilities
Securities Sold Short	$(156,800)	$—	$—	$(156,800)
Put Options Written	(300)	—	—	(300)
	$(157,100)	—	—	$(157,100)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and country.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2019 (unaudited)

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. As of September 30, 2019, there were no such reclassifications.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund engages in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2019 (unaudited)

custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs.

At September 30, 2019, the value of collateral held against borrowings was as follows:

Securities Sold Short	Collateral of Cash and Securities	Segregated Cash as Collateral	Securities Held as Collateral
$ 156,800	$ 347,372	$ 347,372	$ —

Derivatives

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Fund may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2019 (unaudited)

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the period May 8, 2019 to September 30, 2019 is as follows:

Derivative	Realized Gain (Loss) On Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Written Options – Put	$ —	$ 3,150

**Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on options written.

The derivative instruments outstanding as of September 30, 2019 disclosed above, and their effect on the Statement of Operations for the period May 8, 2019 to September 30, 2019, serve as indicators of the volume of financial derivative activity for the Fund. The following indicates the average volume for the period:

Average notional value of:
Written Options	$49,375

Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2019 (unaudited)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Adviser, Strategic Asset Management, Ltd (“SAM”), provides investment services for an annual fee of 1.10% of average daily net assets of the Fund.

SAM earned, waived and reimbursed expenses for the period May 8, 2019 to September 30, 2019 as follows:

Management Fee Earned	Management Fee Waived	Expenses Reimbursed
$ 49,600	$ 46,117	$ —

SAM has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.70% of the average daily net assets of the Fund. This agreement is in effect until May 1, 2021. Each waiver or reimbursement of an expense by SAM is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The total amounts of recoverable reimbursements as of September 30, 2019 are as follows:

Recoverable Reimbursements and Expiration Date 2023
$ 46,117

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees. The Plan provides that the Fund may pay a fee at an annual rate of up to 0.25% of average net assets of the Fund in consideration for distribution related services.

The Fund has adopted a shareholder services plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2019 (unaudited)

shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

For the period May 8, 2019 to September 30, 2019, the following fees under the Plans were incurred:

Class	Type of Plan	Fees Incurred
Class A	12b-1	$ 11,272
Class A	Shareholder Services	—

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, transfer and dividend disbursing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended September 30, 2019, the following fees were paid monthly:

Administration	Transfer Agent
$ 11,955	$ 5,633

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus™ LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus™ LLP. Tina H. Bloom and Bo James Howell are Assistant Secretaries of the Trust and Partners of Practus™ LLP. Mr. Lively, Ms. Bloom and Mr. Howell receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the period May 8, 2019 to September 30, 2019, were as follows:

Purchases	Sales
$ 18,868,780	$ 9,439,742

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OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2019 (unaudited)

The above amounts do not include the following:

Proceeds from short sales	Sales of short securities
$ 154,001	$ —

Premiums from Options Written	Options Bought Back
$ —	$ 7,764

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Distribution classifications may differ from the Statement of Changes in Net Assets as a result of the treatment of short capital gains as ordinary income for tax purposes.

The tax character of distributions paid during the period May 8, 2019 to September 30, 2019 was as follows:

Period May 8, 2019 to September 30, 2019 (unaudited)
Distributions paid from:
Realized gains	$—

As of September 30, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$61,247
Accumulated net realized gain (loss)	67,204
Net unrealized appreciation (depreciation) on investments	(799,130)
$(670,679)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$ 11,971,212	$ 70,063	$ (869,537)	$ (799,474)

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2019 (unaudited)

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Fund were:

Period May 8, 2019 to September 30, 2019 (unaudited)
Shares sold	1,154,925
Net increase (decrease)	1,154,925

NOTE 6 – RISKS AND BORROWINGS

The Fund may engage in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities.

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchased with Fund assets received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than if leverage had not been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The Fund has a leverage agreement with Interactive Brokers. During the period May 8, 2019 to September 30, 2019, the Fund had no borrowings.

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OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2019 (unaudited)

In the normal course of business, the Fund may trade securities, including structured notes, where the risk of potential loss exists due to such things as changes in the market (market risk), the size of the companies it invests in (small company risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Structured notes are hybrid securities that generally combine both debt and equity characteristics into a single note form. The risks of investing in structured notes include unfavorable price movements in the underlying security or index and the credit risk of the issuing financial institution. There may be no guarantee of interest payments or return of principal with structured notes, and structured notes may be less liquid than other investments held by the Fund. During the period May 8, 2019 (inception date) to September 30, 2019, the Fund held no structured notes.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. No items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT RENEWAL

At a meeting held on November 13-14, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the initial approval of the Investment Advisory Agreement (“Advisory Agreement”) between the Trust and Strategic Asset Management, Ltd. (the “Adviser”) in regard to the OTG Latin America Fund (the “Latin America Fund”). The Board discussed the arrangements between the Adviser and the Trust with respect to the Latin America Fund. The Board reflected on its discussions regarding the proposed investment advisory agreement (the “Advisory Agreement”) and the manner in which the Latin America Fund was to be managed with a representative of the Adviser. The Trustees considered the materials that had been provided to them in advance of the Meeting, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the proposed Advisory Agreement, a letter from Counsel to the Adviser and its responses to that letter, financial information for the Adviser, a copy of the Adviser’s Form ADV, a fee comparison analysis for the Latin America Fund and comparable mutual funds and a letter of support from the Adviser’s parent companies.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

1.The nature, extent, and quality of the services to be provided by the Adviser.

In this regard, the Board considered the responsibilities of the Adviser under the Advisory Agreement. The Board reviewed the services to be provided by the Adviser to the Latin America Fund including, without limitation, the process for formulating investment recommendations and assuring compliance with the Latin America Fund’s investment objectives and limitations; the coordination of services for the Latin America Fund among the service providers, and the efforts of the Adviser to promote the Latin America Fund and grow assets. The Board considered: the Adviser’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies and procedures. The Board also considered that the Adviser had previously provided advisory services to two other portfolio series of the Trust. It was noted that the Adviser had engaged a U.S. compliance service provider to provide chief compliance officer services, among other services, to the Adviser. The Board also considered the financial support that would be provided by the Adviser’s affiliate. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser was satisfactory and adequate for the Latin America Fund.

2.Investment Performance of the Latin America Fund and the Adviser.

The Board noted that Latin America Fund had not yet commenced operations in the Trust and that the Adviser does not provide advice to other accounts currently with the exact same investment objective as the Latin America Fund. As such, there was no investment performance to review at this time.

3.The costs of services to be provided and profits to be realized by Strategic from the relationship with the Latin America Fund.

In this regard, the Board considered: the financial condition of the Adviser and the level of commitment to the Latin America Fund by the Adviser’s principals and its affiliate, including a letter of support from the firm’s parent companies; and the expenses of the Latin America Fund, including the nature and frequency of advisory fee payments. The Board also considered potential benefits for the Adviser in managing the Latin America Fund. The Board compared the fees and expenses of the Latin America Fund (including the advisory fee) to other

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

funds comparable to it in terms of the type of fund, the style of investment management, the size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board noted that the advisory fee payable to the Adviser under the Advisory Agreement was higher than of its peers in the Latin American Stock category. The Board also noted that the proposed expense cap for the Latin America Fund was 1.70%, exclusive of the fees associated with the Rule 12b-1 Plan of the Latin America Fund, making it competitive in its early years as it develops a track record and gains assets, but higher than comparable peers. The Board also determined that the advisory fees were within an acceptable range in light of the services to be rendered by the Adviser. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser were fair and reasonable.

4.The extent to which economies of scale would be realized as the Latin America Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Latin America Fund’s fee arrangements with the Adviser. The Board noted that the advisory fee would stay the same as asset levels increased, although it noted that the Adviser had entered into an expense limitation arrangement pursuant to which it essentially agreed to cap the Latin America Fund’s fees at 1.70% excluding certain expenses. Following further discussion of the Latin America Fund’s projected asset levels and expectations for growth, including that assets from another series portfolio managed by the Adviser are expected to be invested in the Latin America Fund once that portfolio closes, the Board determined that the Latin America Fund’s fee arrangement with the Adviser was fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Adviser.

5.Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Latin America Fund; the basis of decisions to buy or sell securities for the Latin America Fund; the method for bunching of portfolio securities transactions; the substance and administration of the Adviser’s Code of Ethics and other relevant policies described in the Adviser’s Form ADV. The Board noted that the Adviser did not specify any particular benefits to managing the Latin America Fund other than receiving its advisory fee. Following further consideration and discussion, the Board indicated that the Adviser’s standards and practices relating to the

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by the Adviser from managing the Latin America Fund were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Advisory Agreement for an initial two-year term.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares and (2) ongoing costs, including management fees, distributions (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, May 8, 2019, and held for the period ended September 30, 2019.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Fund Expenses (unaudited) - continued

	Beginning Account Value	Ending Account Value (9/30/19)	Annualized Expense Ratio	Expenses Paid During the Period Ended* (9/30/19)
Class A Actual	$1,000.00	$ 942.00	1.95%	$ 7.52
Class A Hypothetical**	$1,000.00	$ 1,015.25	1.95%	$ 9.85

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 146 days and 183 days for the Actual and Hypothetical, respectively, in the most recent fiscal half year divided by 366 days in the current year.

**5% return before expenses

Investment Adviser:

Strategic Asset Management, Ltd.
Calle Ayacucho No. 277
La Paz, Bolivia

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, Pennsylvania 19102-2529

Transfer Agent and Administrator:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

Practus ™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Custodian:

UMB Bank
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.  EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 6, 2019

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 6, 2019

* Print the name and title of each signing officer under his or her signature.